Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Investments in subsidiaries

Main subsidiaries of HSBC Holdings
	At 31 Dec 2018
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-cumulative third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC France	France	99.99	€5 Actions
HSBC Trinkaus & Burkhardt AG	Germany	80.67	Stückaktien no par value
Asia
Hang Seng Bank Limited	Hong Kong	62.14	HK$5 Ordinary
HSBC Bank (China) Company Limited	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	RM0.50 Ordinary
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East and North Africa
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Cumulative Redeemable Preference shares (CRP)
North America
HSBC Bank Canada	Canada	100	Common no par value and Preference no par value
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary

Subsidiaries with significant non-controlling interests
	2018	2017
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	1,194	997
Accumulated non-controlling interests of the subsidiary	6,637	6,233
Dividends paid to non-controlling interests	647	594
Summarised financial information:
– total assets	197,867	186,638
– total liabilities	179,450	169,275
– net operating income before changes in expected credit losses and other credit impairment charges	5,294	4,556
– profit for the year	3,159	2,632
– total comprehensive income for the year	2,950	2,895

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
ACN 087 652 113 Pty Limited (in liquidation)	100.00		16
Almacenadora Banpacifico S.A. (in liquidation)	99.99		18
Assetfinance December (F) Limited	100.00		19
Assetfinance December (H) Limited	100.00		19
Assetfinance December (M) Limited	100.00		19
Assetfinance December (P) Limited	100.00		19
Assetfinance December (R) Limited	100.00		19
Assetfinance June (A) Limited	100.00		19
Assetfinance June (D) Limited	100.00		19
Assetfinance Limited	100.00		19
Assetfinance March (B) Limited	100.00		20
Assetfinance March (D) Limited	100.00		19
Assetfinance March (F) Limited	100.00		19
Assetfinance September (F) Limited	100.00		19
Assetfinance September (G) Limited	100.00		19
B&Q Financial Services Limited	100.00		21
Banco Nominees (Guernsey) Limited	100.00		22
Banco Nominees 2 (Guernsey) Limited	100.00		22
Banco Nominees Limited	100.00		23
Bank of Bermuda (Cayman) Limited	100.00		24
Beau Soleil Limited Partnership	n/a		7, 25
Beijing Miyun HSBC Rural Bank Company Limited	100.00		12, 26
Billingsgate Nominees Limited	100.00		19
Canada Crescent Nominees (UK) Limited	100.00		19
Canada Square Nominees (UK) Limited	100.00		19
Canada Water Nominees (UK) Limited (in liquidation)	100.00		19
Capco/Cove, Inc.	100.00		27
Card-Flo #1, Inc.	100.00		28
Card-Flo #3, Inc.	100.00		29
CC&H Holdings LLC	n/a		7, 30
CCF & Partners Asset Management Limited	99.99		19
CCF Charterhouse GmbH & Co Asset Leasing KG (in liquidation)	n/a		7, 31
CCF Charterhouse GmbH (in liquidation)	100.00	(99.99)	4, 31
CCF Holding (LIBAN) S.A.L. (in liquidation)	74.99		1, 32
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	19
Charterhouse Development Limited (in liquidation)	100.00		36
Charterhouse Management Services Limited	100.00	(99.99)	19
Charterhouse Pensions Limited	100.00		19
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		12, 33
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		12, 34
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		12, 35
CL Residential Limited (in liquidation)	100.00		36
COIF Nominees Limited	n/a		7, 19
Cordico Management AG	100.00		37
Corhold Limited	100.00		38
Corsair IV Financial Services Capital Partners	n/a		7, 49
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		12, 39
Decision One Mortgage Company, LLC	n/a		7, 40
Dem 5	100.00	(99.99)	4, 41
Dem 9	100.00	(99.99)	4, 41
Dempar 1	100.00	(99.99)	4, 42
Dempar 4	100.00	(99.99)	4, 42
Desarrollo Turistico, S.A. de C.V. (in liquidation)	99.99		18
Elysees GmbH (in liquidation)	100.00	(99.99)	11, 31
Elysées Immo Invest	100.00	(99.99)	4, 43
Equator Holdings Limited (in liquidation)	100.00		19

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Eton Corporate Services Limited	100.00		22
Far East Leasing SA (in liquidation)	100.00		44
Fdm 5 SAS	100.00	(99.99)	4, 41
FEPC Leasing Ltd. (in liquidation)	100.00		3, 45
Finanpar 2	100.00	(99.99)	4, 43
Finanpar 7	100.00	(99.99)	4, 43
Flandres Contentieux S.A.	100.00	(99.99)	1, 4, 46
Foncière Elysées	100.00	(99.99)	4, 42
Forward Trust Rail Services Limited (in liquidation)	100.00		19
Fujian Yongan HSBC Rural Bank Company Limited	100.00		12, 47
Fulcher Enterprises Company Limited	100.00	(62.14)	48
Fundacion HSBC, A.C.	99.99		1, 11, 18
Giller Ltd.	100.00		27
Global Payments Technology Mexico S.A. De C.V.	100.00	(99.99)	18
GPIF Co-Investment, LLC	n/a		7, 29
Griffin International Limited	100.00		19
Grundstuecksgesellschaft Trinkausstrasse Kommanditgesellschaft	n/a		7, 50
Grupo Financiero HSBC, S. A. de C. V.	99.99		18
Guangdong Enping HSBC Rural Bank Company Limited	100.00		12, 51
Hang Seng (Nominee) Limited	100.00	(62.14)	48
Hang Seng Bank (China) Limited	100.00	(62.14)	12, 54
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	48
Hang Seng Bank Limited	62.14		48
Hang Seng Bullion Company Limited	100.00	(62.14)	48
Hang Seng Credit Limited	100.00	(62.14)	48
Hang Seng Data Services Limited	100.00	(62.14)	48
Hang Seng Finance Limited	100.00	(62.14)	48
Hang Seng Financial Information Limited	100.00	(62.14)	48
Hang Seng Futures Limited (in liquidation)	100.00	(62.14)	48
Hang Seng Indexes Company Limited	100.00	(62.14)	48
Hang Seng Insurance Company Limited	100.00	(62.14)	48
Hang Seng Investment Management Limited	100.00	(62.14)	48
Hang Seng Investment Services Limited	100.00	(62.14)	48
Hang Seng Life Limited	100.00	(62.14)	48
Hang Seng Real Estate Management Limited	100.00	(62.14)	48
Hang Seng Securities Limited	100.00	(62.14)	48
Hang Seng Security Management Limited	100.00	(62.14)	48
Hang Seng Qianhai Fund Management Company Limited	70.00	(43.49)	12, 189
Haseba Investment Company Limited	100.00	(62.14)	48
HFC Bank Limited (in liquidation)	100.00		36
Hg Janus A Co-Invest L.P.	n/a		7, 210
High Time Investments Limited	100.00	(62.14)	48
HITG Administration GmbH	100.00		55
Honey Green Enterprises Ltd.	100.00		56
Hongkong International Trade Finance (Holdings) Limited (in liquidation)	100.00		19
Household Capital Markets LLC	n/a		7, 29
Household Finance Corporation III	100.00		29
Household International Europe Limited (in liquidation)	100.00		3, 36
Household Pooling Corporation	100.00		58
HRMG Nominees Limited	100.00		22
HSBC (BGF) Investments Limited	100.00		19
HSBC (General Partner) Limited	100.00		2, 60
HSBC (Guernsey) GP PCC Limited	100.00		22
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		61
HSBC (Malaysia) Trustee Berhad	100.00		62
HSBC (Singapore) Nominees Pte Ltd	100.00		63

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Administradora de Inversiones S.A.	100.00	(99.65)	64
HSBC Agency (India) Private Limited	100.00		65
HSBC Alpha Funding (UK) Holdings LP (in liquidation)	n/a		7, 66
HSBC Alternative Investments Limited	100.00		19
HSBC Amanah Malaysia Berhad	100.00		61
HSBC Amanah Takaful (Malaysia) Berhad	49.00		9, 61
HSBC Americas Corporation (Delaware)	100.00		29
HSBC Argentina Holdings S.A.	100.00		67
HSBC Asia Holdings (UK) Limited	100.00		19
HSBC Asia Holdings B.V.	100.00		3, 19
HSBC Asia Holdings Limited	100.00		2, 68
HSBC Asia Pacific Holdings (UK) Limited	100.00		5, 19
HSBC Asset Finance (UK) Limited	100.00		19
HSBC Asset Finance Holdings Limited (in liquidation)	100.00		19
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		19
HSBC Asset Management (India) Private Limited	100.00	(99.99)	3, 69
HSBC Assurances Vie (France)	100.00	(99.99)	4, 46
HSBC Australia Holdings Pty Limited	100.00		3, 5, 16
HSBC Bank (Chile)	100.00		70
HSBC Bank (China) Company Limited	100.00		12, 71
HSBC Bank (General Partner) Limited	100.00		60
HSBC Bank (Mauritius) Limited	100.00		72
HSBC Bank (RR) (Limited Liability Company)	100.00		13, 73
HSBC Bank (Singapore) Limited	100.00		63
HSBC Bank (Taiwan) Limited	100.00		74
HSBC Bank (Uruguay) S.A.	100.00		75
HSBC Bank (Vietnam) Ltd.	100.00		76
HSBC Bank A.S.	100.00		77
HSBC Bank Argentina S.A.	100.00	(99.99)	67
HSBC Bank Armenia cjsc	70.00		78
HSBC Bank Australia Limited	100.00		16
HSBC Bank Bermuda Limited	100.00		23
HSBC Bank Canada	100.00		3, 79
HSBC Bank Capital Funding (Sterling 1) LP	n/a		7, 60
HSBC Bank Capital Funding (Sterling 2) LP	n/a		7, 60
HSBC Bank Egypt S.A.E	94.54		80
HSBC Bank Malaysia Berhad	100.00		61
HSBC Bank Malta p.l.c.	70.03		81
HSBC Bank Middle East Limited	100.00		5, 82
HSBC Bank Middle East Limited, Representative Office Morocco SARL	100.00		83
HSBC Bank Nominee (Jersey) Limited	100.00		85
HSBC Bank Oman S.A.O.G.	51.00		86
HSBC Bank Pension Trust (UK) Limited	100.00		19
HSBC Bank plc	100.00		3, 19
HSBC Bank Polska S.A.	100.00		3, 87
HSBC Bank USA, National Association	100.00		3, 88
HSBC Branch Nominee (UK) Limited	100.00		19
HSBC Brasil Holding S.A.	100.00		89
HSBC Brasil S.A. Banco De Investimento	100.00		89
HSBC Broking Forex (Asia) Limited	100.00		68
HSBC Broking Futures (Asia) Limited	100.00		68
HSBC Broking Futures (Hong Kong) Limited	100.00		68
HSBC Broking Securities (Asia) Limited	100.00		68
HSBC Broking Securities (Hong Kong) Limited	100.00		68
HSBC Broking Services (Asia) Limited	100.00		68
HSBC Canadian Covered Bond (Legislative) GP Inc	100.00		90
HSBC Canadian Covered Bond (Legislative) Guarantor Limited Partnership	n/a		7, 90
HSBC Capital (USA), Inc.	100.00		29
HSBC Capital Funding (Dollar 1) L.P.	n/a		7, 60
HSBC Capital Limited	100.00		68
HSBC Card Services Inc.	100.00		29

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	99.99		18
HSBC Cayman Services Limited	100.00		92
HSBC City Funding Holdings	100.00		19
HSBC Client Holdings Nominee (UK) Limited	100.00		19
HSBC Client Share Offer Nominee (UK) Limited	100.00		19
HSBC Columbia Funding, LLC	n/a		7, 29
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		61
HSBC Corporate Finance (Hong Kong) Limited	100.00		68
HSBC Corporate Trustee Company (UK) Limited	100.00		19
HSBC Custody Nominees (Australia) Limited	100.00		16
HSBC Custody Services (Guernsey) Limited	100.00		22
HSBC Daisy Investments (Mauritius) Limited	100.00		94
HSBC Diversified Loan Fund General Partner Sarl	n/a		7, 95
HSBC Electronic Data Processing (Guangdong) Limited	100.00		12, 96
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		97
HSBC Electronic Data Processing (Philippines), Inc.	99.99		98
HSBC Electronic Data Processing India Private Limited	100.00		99
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		100
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00		101
HSBC Enterprise Investment Company (UK) Limited	100.00		19
HSBC Epargne Entreprise (France)	100.00	(99.99)	4, 46
HSBC Equator (UK) Limited (in liquidation)	100.00		19
HSBC Equipment Finance (UK) Limited	100.00		19
HSBC Equity (UK) Limited	100.00		19
HSBC Europe B.V.	100.00		19
HSBC Executor & Trustee Company (UK) Limited	100.00		19
HSBC Factoring (France)	100.00	(99.99)	4, 42
HSBC Finance (Brunei) Berhad	100.00		102
HSBC Finance (Netherlands)	100.00		2, 19
HSBC Finance Corporation	100.00		29
HSBC Finance Limited	100.00		19
HSBC Finance Mortgages Inc.	100.00		103
HSBC Finance Transformation (UK) Limited	100.00		2, 19
HSBC Financial Services (Lebanon) s.a.l.	99.60		104
HSBC Financial Services (Middle East) Limited (in liquidation)	100.00		105
HSBC Financial Services (Uruguay) S.A. (in liquidation)	100.00		106
HSBC France	99.99		4, 42
HSBC Fund Services (Korea) Limited	92.95		108
HSBC Funding (UK) Holdings (active proposal to strike off)	100.00		19
HSBC Germany Holdings GmbH	100.00		50
HSBC Global Asset Management (Bermuda) Limited	100.00		3, 23
HSBC Global Asset Management (Canada) Limited	100.00		79
HSBC Global Asset Management (Deutschland) GmbH	100.00	(80.67)	50
HSBC Global Asset Management (France)	100.00	(99.99)	4, 110
HSBC Global Asset Management (Hong Kong) Limited	100.00		25
HSBC Global Asset Management (International) Limited (in liquidation)	100.00		111
HSBC Global Asset Management (Japan) K. K.	100.00		112
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	113

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	99.99		18
HSBC Global Asset Management (Oesterreich) GmbH	100.00	(80.67)	6, 114
HSBC Global Asset Management (Singapore) Limited	100.00		63
HSBC Global Asset Management (Switzerland) AG	100.00	(90.33)	4, 115
HSBC Global Asset Management (Taiwan) Limited	100.00		116
HSBC Global Asset Management (UK) Limited	100.00		19
HSBC Global Asset Management (USA) Inc.	100.00		117
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		118
HSBC Global Asset Management Limited	100.00		2, 19
HSBC Global Custody Nominee (UK) Limited	100.00		19
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		19
HSBC Global Services (Canada) Limited	100.00		3, 119
HSBC Global Services (China) Holdings Limited	100.00		19
HSBC Global Services (Hong Kong) Limited	100.00		68
HSBC Global Services (UK) Limited	100.00		19
HSBC Global Services Limited	100.00		2, 19
HSBC Global Shared Services (India) Private Limited (in liquidation)	100.00	(99.99)	65
HSBC Group Management Services Limited	100.00		19
HSBC Group Nominees UK Limited	100.00		1, 2, 19
HSBC Holdings B.V.	100.00		3, 19
HSBC IM Pension Trust Limited	100.00		1, 19
HSBC Infrastructure Limited	100.00		19
HSBC INKA Investment-AG TGV	100.00	(80.67)	14, 120
HSBC Inmobiliaria (Mexico), S.A. de C.V.	100.00		18
HSBC Institutional Trust Services (Asia) Limited	100.00		68
HSBC Institutional Trust Services (Bermuda) Limited	100.00		23
HSBC Institutional Trust Services (Ireland) DAC	100.00	(99.99)	121
HSBC Institutional Trust Services (Mauritius) Limited	100.00		122
HSBC Institutional Trust Services (Singapore) Limited	100.00		63
HSBC Insurance (Asia) Limited	100.00		124
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		5, 125
HSBC Insurance (Bermuda) Limited	100.00		23
HSBC Insurance (Singapore) Pte. Limited	100.00		63
HSBC Insurance Agency (USA) Inc.	100.00		117
HSBC Insurance Brokers (Philippines) Inc	100.00	(99.99)	127
HSBC Insurance Holdings Limited	100.00		2, 19
HSBC Insurance Management Services Limited (in liquidation)	100.00		128
HSBC Insurance Services (Lebanon) S.A.L. (in liquidation)	97.70		129
HSBC Insurance Services Holdings Limited	100.00		19
HSBC International Finance Corporation (Delaware)	100.00		130
HSBC International Holdings (Jersey) Limited (in liquidation)	100.00		85
HSBC International Limited (in liquidation)	100.00		85
HSBC International Nominees Limited (in liquidation)	100.00		1, 131
HSBC International Trustee (BVI) Limited	100.00		10, 132
HSBC International Trustee (Holdings) Pte. Limited	100.00		63
HSBC International Trustee Limited	100.00		131
HSBC Inversiones S.A.	99.99		70
HSBC Inversiones y Servicios Financieros Limitada (in liquidation)	100.00	(99.99)	70
HSBC InvestDirect (India) Limited	99.99	(99.54)	133

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC InvestDirect Financial Services (India) Limited	100.00	(99.54)	133
HSBC InvestDirect Sales & Marketing (India) Limited	99.99	(98.54)	65
HSBC InvestDirect Securities (India) Private Limited	99.99	(99.61)	3, 133
HSBC Investment Bank Holdings B.V.	100.00		19
HSBC Investment Bank Holdings Limited	100.00		19
HSBC Investment Company (Egypt) S.A.E (in liquidation)	100.00	(94.54)	1, 134
HSBC Investment Funds (Canada) Inc.	100.00		5, 135
HSBC Investment Funds (Hong Kong) Limited	100.00		25
HSBC Investment Funds (Luxembourg) SA	100.00		136
HSBC Invoice Finance (UK) Limited	100.00		138
HSBC Iris Investments (Mauritius) Ltd (in liquidation)	100.00		139
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		19
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		19
HSBC Latin America B.V.	100.00		19
HSBC Latin America Holdings (UK) Limited	100.00		2, 19
HSBC Leasing (Asia) Limited	100.00		68
HSBC Leasing (France)	100.00	(99.99)	4, 41
HSBC Life (International) Limited	100.00		23
HSBC Life (Property) Limited	100.00		124
HSBC Life (UK) Limited	100.00		19
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	113
HSBC Life Insurance Company Limited	50.00		140
HSBC Lodge Funding (UK) Holdings (active proposal to strike off)	100.00		19
HSBC LU Nominees Limited	100.00		19
HSBC Management (Guernsey) Limited	100.00		22
HSBC Markets (USA) Inc.	100.00		29
HSBC Marking Name Nominee (UK) Limited	100.00		19
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	100.00	(99.99)	18
HSBC Middle East Finance Company Limited	80.00		141
HSBC Middle East Holdings B.V.	100.00		2, 3, 82
HSBC Middle East Leasing Partnership	n/a		7, 142
HSBC Middle East Securities L.L.C	49.00		9, 143
HSBC Mortgage Corporation (Canada)	100.00		144
HSBC Mortgage Corporation (USA)	100.00		29
HSBC Nominees (Asing) Sdn Bhd	100.00		61
HSBC Nominees (Hong Kong) Limited	100.00		68
HSBC Nominees (New Zealand) Limited	100.00		145
HSBC Nominees (Tempatan) Sdn Bhd	100.00		61
HSBC North America Holdings Inc.	100.00		3, 29
HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri	99.99		146
HSBC Operational Services GmbH	n/a		7, 147
HSBC Overseas Holdings (UK) Limited	100.00		2, 19
HSBC Overseas Investments Corporation (New York)	100.00		149
HSBC Overseas Nominee (UK) Limited	100.00		19
HSBC Participaciones (Argentina) S.A.	100.00	(99.99)	67
HSBC PB Corporate Services 1 Limited	100.00		150
HSBC PB Services (Suisse) SA	100.00		151
HSBC Pension Trust (Ireland) DAC	100.00		121
HSBC Pensiones, S.A.	99.99		152
HSBC PI Holdings (Mauritius) Limited	100.00		122
HSBC Portfoy Yonetimi A.S.	100.00	(99.98)	153
HSBC Preferential LP (UK)	100.00		19
HSBC Private Bank (C.I.) Limited	100.00		22
HSBC Private Bank (Luxembourg) S.A.	100.00		136
HSBC Private Bank (Monaco) SA	99.99		4, 155
HSBC Private Bank (Suisse) SA	100.00		151
HSBC Private Bank (UK) Limited	100.00		19

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Private Bank International	100.00		156
HSBC Private Banking Holdings (Suisse) SA	100.00		151
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		150
HSBC Private Equity Advisors LLC	n/a		7, 29
HSBC Private Equity Investments (UK) Limited	100.00		19
HSBC Private Trustee (Hong Kong) Limited	100.00		68
HSBC Private Wealth Services (Canada) Inc.	100.00		3, 157
HSBC Professional Services (India) Private Limited	98.61		65
HSBC Property (UK) Limited	100.00		19
HSBC Property Funds (Holding) Limited	100.00		19
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		68
HSBC Qianhai Securities Limited	100.00	(51.00)	12, 158
HSBC Rail (UK) Limited (in liquidation)	100.00		19
HSBC Real Estate Leasing (France)	99.00		4, 46
HSBC Realty Credit Corporation (USA)	100.00		3, 29
HSBC REIM (France)	100.00	(99.99)	4, 46
HSBC Representative Office (Nigeria) Limited	100.00		159
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 19
HSBC Retirement Services Limited	100.00		1, 19
HSBC Savings Bank (Philippines) Inc.	99.99		161
HSBC Securities (Asia) Limited	100.00		68
HSBC Securities (Canada) Inc.	100.00		119
HSBC Securities (Egypt) S.A.E.	100.00	(94.54)	80
HSBC Securities (Japan) Limited	100.00		19
HSBC Securities (Philippines) Inc.	99.99		1, 162
HSBC Securities (Singapore) Pte Limited	100.00		63
HSBC Securities (South Africa) (Pty) Limited	100.00		163
HSBC Securities (Taiwan) Corporation Limited	100.00		164
HSBC Securities (USA) Inc.	100.00		29
HSBC Securities and Capital Markets (India) Private Limited	99.99		5, 65
HSBC Securities Asia International Nominees Limited	100.00		165
HSBC Securities Asia Nominees Limited	100.00		68
HSBC Securities Brokers (Asia) Limited	100.00		68
HSBC Securities Investments (Asia) Limited	100.00		68
HSBC Securities Services (Bermuda) Limited	100.00		23
HSBC Securities Services (Guernsey) Limited	100.00		22
HSBC Securities Services (Ireland) DAC	100.00		121
HSBC Securities Services (Luxembourg) S.A.	100.00		136
HSBC Securities Services Holding Limited	100.00		131
HSBC Securities Services Holdings (Ireland) DAC	100.00		121
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	67
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	67
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	99.99		3, 152
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		167
HSBC Services (France)	99.99		4, 42
HSBC Services Japan Limited	100.00		168
HSBC Services USA Inc.	100.00		169
HSBC Servicios Financieros, S.A. de C.V	99.99		18
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	99.99		18
HSBC SFH (France)	99.99		4, 46
HSBC Software Development (Canada) Inc	100.00		170
HSBC Software Development (Guangdong) Limited	100.00		12, 171
HSBC Software Development (India) Private Limited	100.00		172
HSBC Software Development (Malaysia) Sdn Bhd	100.00		97
HSBC Specialist Investments Limited	100.00		5, 19
HSBC Stockbrokers Nominee (UK) Limited	100.00		19
HSBC Technology & Services (China) Limited	100.00		12, 173

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Technology & Services (USA) Inc.	100.00		29
HSBC Transaction Services GmbH	100.00	(80.67)	6, 174
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(80.67)	136
HSBC Trinkaus & Burkhardt AG	80.67		14, 50
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(80.67)	50
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00	(80.67)	50
HSBC Trinkaus Family Office GmbH	100.00	(80.67)	6, 50
HSBC Trinkaus Immobilien Beteiligungs KG	100.00	(80.67)	50
HSBC Trinkaus Real Estate GmbH	100.00	(80.67)	6, 50
HSBC Trust Company (Canada)	100.00		144
HSBC Trust Company (Delaware), National Association	100.00		175
HSBC Trust Company (UK) Limited	100.00		19
HSBC Trust Company AG	100.00		37
HSBC Trustee (C.I.) Limited	100.00		150
HSBC Trustee (Cayman) Limited	100.00		176
HSBC Trustee (Guernsey) Limited	100.00		22
HSBC Trustee (Hong Kong) Limited	100.00		68
HSBC Trustee (Mauritius) Limited (in liquidation)	100.00		177
HSBC Trustee (Singapore) Limited	100.00		63
HSBC UK Bank plc	100.00		178
HSBC UK Client Nominee Limited	100.00		19
HSBC UK Holdings Limited	100.00		2, 19
HSBC USA Inc.	100.00		3, 149
HSBC Violet Investments (Mauritius) Limited	100.00		94
HSBC Wealth Client Nominee Limited	100.00		19
HSBC Yatirim Menkul Degerler A.S.	99.98		153
HSI Asset Securitization Corporation	100.00		29
HSI International Limited	100.00	(62.14)	48
HSIL Investments Limited	100.00		19
Hubei Macheng HSBC Rural Bank Company Limited	100.00		12, 182
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		12, 183
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		12, 184
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		12, 185
Imenson Limited	100.00	(62.14)	48
InfraRed NF China Real Estate Investments LP	n/a		7, 53
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(80.67)	174
Inmobiliaria Banci, S.A. de C.V.	100.00	(98.91)	18
Inmobiliaria Bisa, S.A. de C.V.	100.00	(99.99)	18
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	18
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	18
IRERE Property Investments (French Offices) Sarl (in liquidation)	100.00		186
James Capel & Co. Limited	100.00		19
James Capel (Channel Islands) Nominees Limited (in liquidation)	100.00		111
James Capel (Nominees) Limited	100.00		19
James Capel (Second Nominees) Limited (in liquidation)	100.00		36
James Capel (Taiwan) Nominees Limited	100.00		19
Jasmine22 Limited	100.00		187
John Lewis Financial Services Limited	100.00		19
Keyser Ullmann Limited	100.00	(99.99)	19
Kings Meadow Nominees Limited (in liquidation)	100.00		188
Legend Estates Limited (in liquidation)	100.00		19
Lion Corporate Services Limited	100.00		68
Lion International Corporate Services Limited	100.00		131
Lion International Management Limited	100.00		131
Lion Management (Hong Kong) Limited	100.00		68

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Lyndholme Limited	100.00		68
Marks and Spencer Financial Services plc	100.00		188
Marks and Spencer Retail Financial Services Holdings Limited (in liquidation)	100.00		188
Marks and Spencer Savings and Investments Limited	100.00		188
Marks and Spencer Unit Trust Management Limited	100.00		188
Maxima S.A. AFJP (in liquidation)	100.00	(99.98)	67
Mercantile Company Limited	100.00		19
Mexicana de Fomento, S.A. de C.V.	99.90		18
Midcorp Limited	100.00		19
Midland Bank (Branch Nominees) Limited	100.00		19
Midland Nominees Limited	100.00		19
MIL (Cayman) Limited	100.00		193
MIL (Jersey) Limited	100.00		150
MW Gestion SA	100.00		67
Promocion en Bienes Raices, S.A. de C.V.	99.99	(0.99)	3, 18
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		19
PT Bank HSBC Indonesia	100.00	(98.93)	195
PT HSBC Sekuritas Indonesia	100.00	(85.00)	196
R/CLIP Corp.	100.00		29
Real Estate Collateral Management Company	100.00		29
Republic Nominees Limited	100.00		22
Republic Overseas Capital Corporation	100.00		117
RLUKREF Nominees (UK) One Limited	100.00		19
RLUKREF Nominees (UK) Two Limited	100.00		19
S.A.P.C. - Ufipro Recouvrement	99.97		11, 41
Saf Baiyun	100.00	(99.99)	4, 43
Saf Chang Jiang	100.00	(99.99)	4, 43
Saf Guangzhou	100.00	(99.99)	4, 43
Saf Zhu Jiang	100.00	(99.99)	4, 43
Saf Zhu Jiang Jiu	100.00	(99.99)	4, 43
Saf Zhu Jiang Shi Ba	100.00	(99.99)	4, 43
Saf Zhu Jiang Shi Er	100.00	(99.99)	4, 43
Saf Zhu Jiang Shi Jiu	100.00	(99.99)	4, 43
Saf Zhu Jiang Shi Liu	100.00	(99.99)	4, 43
Saf Zhu Jiang Shi Qi	100.00	(99.99)	4, 43
Saf Zhu Jiang Shi Wu	100.00	(99.99)	4, 43
SAS Bosquet -Audrain	100.00	(94.90)	4, 199
SAS Cyatheas Pasteur	100.00	(94.93)	4, 41
SAS Orona	100.00	(94.92)	1, 4, 200
SCI HSBC Assurances Immo	100.00	(99.99)	11, 46
SFM	99.99		4, 42
SFSS Nominees (Pty) Limited	100.00		163
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		12, 201
Sico Limited	100.00		202
SNC Dorique	100.00	(99.99)	1, 11, 203
SNC Kerouan	100.00	(99.99)	11, 43
SNC Les Mercuriales	100.00	(99.99)	1, 11, 43
SNC Les Oliviers D'Antibes	60.00		11, 46
SNC Makala	100.00	(99.99)	1, 11, 43
SNC Nuku-Hiva Bail	100.00	(99.99)	1, 11, 43
SNCB/M6 - 2008 A	100.00	(99.99)	1, 4, 43
SNCB/M6-2007 A	100.00	(99.99)	1, 4, 43
SNCB/M6-2007 B	100.00	(99.99)	1, 4, 43
Societe CCF Finance Moyen-Orient S.A.L. (in liquidation)	99.64	(99.08)	1, 32
Société Française et Suisse	100.00	(99.99)	4, 43
Societe Immobiliere Atlas S.A. (in liquidation)	100.00		151
Somers Dublin DAC	100.00	(99.99)	121
Somers Nominees (Far East) Limited	100.00		23
Sopingest	100.00	(99.99)	4, 43
South Yorkshire Light Rail Limited	100.00		19
St Cross Trustees Limited	100.00		19

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Sun Hung Kai Development (Lujiazui III) Limited	100.00		12, 206
Swan National Leasing (Commercials) Limited	100.00		19
Swan National Limited	100.00		19
Thasosfin	100.00	(99.99)	4, 46
The Hongkong and Shanghai Banking Corporation Limited	100.00		68
The Venture Catalysts Limited	100.00		19
Timberlink Settlement Services (USA) Inc.	100.00		29
Tooley Street View Limited	100.00		1, 2, 19
Tower Investment Management	100.00		207
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00	(80.67)	50
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00	(80.67)	6, 50
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(80.67)	50
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(80.67)	6, 50
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(80.67)	6, 50
Trinkaus Private Equity Management GmbH	100.00	(80.67)	50
Trinkaus Private Equity Verwaltungs GmbH	100.00	(80.67)	6, 50
Tropical Nominees Limited	100.00		193
Turnsonic (Nominees) Limited	100.00		19
Vadep Holding AG (in liquidation)	100.00		209
Valeurs Mobilières Elysées	100.00	(99.99)	4, 52
Wardley Limited	100.00		68
Wayfoong Credit Limited (in liquidation)	100.00		68
Wayfoong Finance Limited (in liquidation)	100.00		68
Wayfoong Nominees Limited	100.00		68
Wayhong (Bahamas) Limited	100.00		118
Westminster House, LLC	n/a		7, 29
Woodex Limited	100.00		23
Yan Nin Development Company Limited	100.00	(62.14)	48